Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating expenses:
Research and development	$ 197,568	$ 108,741
Selling, general and administrative	61,521	23,495
Total operating expenses	259,089	132,236
Loss from operations	(259,089)	(132,236)
Interest and other income, net	1,148	5,649
Interest expense	(2,426)	(249)
Income from equity method investment	29,405	5,799
Gain on deconsolidation of subsidiary	0	6,904
Transaction expenses related to merger	(9,087)	0
Gain from change in fair value of warrants and earnout shares	49,853	0
Convertible note extinguishment loss	(665)	0
Total other income, net	68,228	18,103
Loss before income taxes	(190,861)	(114,133)
Income tax expense (benefit)	(10,537)	31
Net loss	$ (180,324)	$ (114,164)
Net loss per share, basic and diluted	$ (0.61)	$ (1.10)
Weighted-average common shares outstanding, basic and diluted	294,851,732	103,946,993